LOANS RECEIVABLE, NET (Details) - Schedule of Aging of Loans - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aging of Loans [Line Items]
Total loans	¥ 588,599	¥ 587,624
1 - 89 days past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans	1,700	1,700
90 days or more past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans	432,375	348,264
Total past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans	434,075	349,964
Current [Member]
Schedule of Aging of Loans [Line Items]
Total loans	¥ 154,524	¥ 237,660